                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6536

           Van Kampen Trust For Investment Grade New Jersey Municipals
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 1/31/06

Item 1. Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN TRUST FOR INVESTMENT GRADE NEW JERSEY MUNICIPALS

PORTFOLIO OF INVESTMENTS JANUARY 31, 2006 (UNAUDITED)


PAR
AMOUNT
(000)           DESCRIPTION                                                                  COUPON      MATURITY         VALUE
                MUNICIPAL BONDS    157.8%
                NEW JERSEY    143.1%
$      1,360    Bernards Twp, NJ Sch Dist Rfdg (FGIC Insd)                                    5.000%     01/01/19      $  1,446,238
       1,000    Burlington Cnty, NJ Brdg Commn Cnty Gtd Govt Leasing Pgm                      5.250      08/15/18         1,073,960
       1,000    Burlington Cnty, NJ Brdg Commn Cnty Gtd Govt Leasing Pgm                      5.250      08/15/19         1,073,960
       1,080    Camden Cnty, NJ Impt Auth Rev Cherry Hill Twp Lib Proj (a)                    5.500      05/01/15         1,184,684
       2,000    Camden Cnty, NJ Muni Util Auth Swr Rev Cap Apprec Ser B (FGIC Insd)             *        09/01/14         1,423,260
       2,500    Camden Cnty, NJ Muni Util Auth Swr Rev Cap Apprec Ser B (FGIC Insd)             *        09/01/15         1,696,025
       4,095    Camden, NJ (FSA Insd)                                                           *        02/15/11         3,409,333
       2,000    Casino Reinvestment Dev Auth NJ Hotel Room Fee Rev (AMBAC Insd)               5.250      01/01/20         2,194,160
       1,000    Colt's Neck Twp, NJ Brd Ed (FSA Insd)                                         5.000      02/01/21         1,095,820
       1,845    East Orange, NJ Brd Ed Ctf Part Cap Apprec (FSA Insd)                           *        08/01/19         1,034,750
       1,845    East Orange, NJ Brd Ed Ctf Part Cap Apprec (FSA Insd)                           *        02/01/25           783,332
       2,850    East Orange, NJ Brd Ed Ctf Part Cap Apprec (FSA Insd)                           *        02/01/28         1,038,910
       2,330    Edgewater, NJ Muni Util Auth Rev Swr Rfdg (MBIA Insd) (a)                       *        11/01/12         1,806,845
       1,000    Essex Cnty, NJ Impt Auth Lease Rev Gtd City of Newark (AMBAC Insd)            5.125      04/01/29         1,031,210
       1,000    Essex Cnty, NJ Impt Auth Pkg Fac Rev Rfdg (AMBAC Insd)                        5.000      10/01/22         1,043,300
       1,605    Hoboken, NJ Pkg Auth Pkg Rev Gtd Ser A (Prerefunded @ 05/01/11)
                (AMBAC Insd)                                                                  5.300      05/01/27         1,766,848
       2,500    Hoboken, NJ Pkg Util Ser A (FGIC Insd)                                        5.250      01/01/18         2,706,725
       1,000    Hudson Cnty, NJ Impt Auth Rev Wtrfront Impt Weehawken Proj Ser A
                (FSA Insd)                                                                    4.750      07/01/12         1,067,410
       1,000    Lenape, NJ Regl High Sch Dist Rfdg (FGIC Insd)                                5.000      04/01/21         1,063,160
       1,020    Mantua Twp, NJ Sch Dist Rfdg (MBIA Insd) (a)                                  5.000      03/01/15         1,089,605
         325    Mercer Cnty, NJ Impt Auth Rev Cap Apprec Gtd Solid Waste Rfdg                   *        04/01/08           301,272
       6,500    Mercer Cnty, NJ Impt Auth Rev Cap Apprec Gtd Solid Waste Rfdg                   *        04/01/10         5,595,200
       7,055    Mercer Cnty, NJ Impt Auth Rev Cap Apprec Gtd Solid Waste Rfdg (a)               *        04/01/12         5,590,100
       1,000    Middlesex Cnty, NJ Impt Auth Rev Admin Bldg Residential Proj (AMT)
                (FNMA Collateralized)                                                         5.350      07/01/34         1,045,400
       1,000    Middlesex Cnty, NJ Impt Auth Rev Heldrich Ctr Hotel Ser A                     5.000      01/01/32           989,210
       1,005    Monmouth Cnty, NJ Impt Auth Rev Govt Ln (AMBAC Insd)                          4.875      12/01/10         1,066,828

       1,000    Morris Union Jointure Commn NJ (Radian Insd)                                  5.000      05/01/24      $  1,031,310
       1,000    Morris Union Jointure Commn NJ (Radian Insd)                                  4.750      05/01/29           992,970
       2,000    New Jersey Econ Dev Auth Econ Dev Rev Kapkowski Rd Landfill Proj Rfdg         5.750      10/01/21         2,173,960
         310    New Jersey Econ Dev Auth Econ Dev Rev Ser F (AMT) (LOC: Banque
                Nationale Paris)                                                              6.600      06/01/12           310,632
       1,500    New Jersey Econ Dev Auth Middlesex Wtr Co Proj Rfdg (AMT) (AMBAC Insd)        5.100      01/01/32         1,540,185
       2,000    New Jersey Econ Dev Auth Rev Cig Tax                                          5.500      06/15/31         2,069,680
       1,000    New Jersey Econ Dev Auth Rev First Mtg Cadbury Corp Proj Ser A
                (ACA Insd)                                                                    5.500      07/01/18         1,038,600
       1,000    New Jersey Econ Dev Auth Rev First Mtg Winchester Ser A                       5.800      11/01/31         1,041,020
       1,000    New Jersey Econ Dev Auth Rev Sch Fac Constr Ser I (Prerefunded
                @ 09/01/14)                                                                   5.000      09/01/23         1,088,840
       2,000    New Jersey Econ Dev Auth Sch Fac Constr Ser O                                 5.125      03/01/30         2,083,200
      10,000    New Jersey Econ Dev Auth St Contract Econ Recovery (MBIA Insd)                5.900      03/15/21        11,931,800
       2,000    New Jersey Hlthcare Fac Fin Auth Dept Human Svc Greystone Pk
                Psychiatric Hosp (AMBAC Insd)                                                 5.000      09/15/28         2,083,640
       1,000    New Jersey Hlthcare Fac Fin Auth Rev Cap Hlth Sys Oblig Grp Ser A             5.375      07/01/33         1,030,760
       1,500    New Jersey Hlthcare Fac Fin Auth Rev Childrens Specialized Hosp Ser A         5.500      07/01/36         1,560,855
       3,945    New Jersey Hlthcare Fac Fin Auth Rev Gen Hosp Ctr at Passaic
                (Escrowed to Maturity) (FSA Insd)                                             6.500      07/01/11         4,312,635
       4,250    New Jersey Hlthcare Fac Fin Auth Rev Gen Hosp Ctr at Passaic
                (Escrowed to Maturity) (FSA Insd)                                             6.750      07/01/19         5,227,925
       1,000    New Jersey Hlthcare Fac Fin Auth Rev Palisades Med Ctr Oblig Grp
                (ACA Insd)                                                                    5.250      07/01/28         1,014,700
         650    New Jersey Hlthcare Fac Fin Auth Rev Saint Mary Hosp (Escrowed
                to Maturity)                                                                  5.875      07/01/12           693,225
       2,000    New Jersey Hlthcare Fac Fin Auth Rev South Jersey Hosp                        6.000      07/01/32         2,127,140
       1,100    New Jersey Hlthcare Fac Fin Auth Rev Southn Ocean Cnty Hosp Ser A             6.125      07/01/13         1,101,441
       2,500    New Jersey Hlthcare Fac Fin Auth Rev Southn Ocean Cnty Hosp Ser A             6.250      07/01/23         2,521,650
         640    New Jersey Hlthcare Fac Fin FHA Jersey City Med Ctr (AMBAC Insd)              4.800      08/01/21           645,600
       1,000    New Jersey Hlthcare Fac Kennedy Hlth Sys                                      5.625      07/01/31         1,054,000
       1,000    New Jersey Hlthcare Fac St Clare's Hosp Inc Ser A Rfdg (Radian Insd)          5.250      07/01/23         1,060,660
       1,175    New Jersey St Ed Fac Auth Rev Beth Medrash Govoha America Ser G (a)           5.875      07/01/12         1,244,548
       1,000    New Jersey St Ed Fac Auth Rev Beth Medrash Govoha America Ser G               6.375      07/01/30         1,054,970
       2,000    New Jersey St Ed Fac Auth Rev College of NJ Ser C (FGIC Insd)                 5.375      07/01/15         2,183,160
         500    New Jersey St Ed Fac Auth Rev Monmouth Univ Ser D                             5.125      07/01/24           507,470
       1,245    New Jersey St Ed Fac Auth Rev Montclair St Univ Ser L (MBIA Insd)             5.125      07/01/19         1,340,068
       1,000    New Jersey St Ed Fac Auth Rev Princeton Univ Ser A Rfdg                       5.000      07/01/30         1,050,930

       2,015    New Jersey St Ed Fac Auth Rev Ramapo College of NJ Ser E
                (FGIC Insd) (a)                                                               5.000      07/01/20         2,145,129
       1,000    New Jersey St Ed Fac Auth Rev Rider Univ Ser A (Radian Insd)                  5.250      07/01/34         1,054,540
       1,000    New Jersey St Ed Fac Auth Rev Rowan Univ Ser D Rfdg (AMBAC Insd)              5.000      07/01/23         1,057,270
       2,000    New Jersey St Ed Fac Auth Rev Rowan Univ Ser I (FGIC Insd)                    5.125      07/01/21         2,135,160
         915    New Jersey St Ed Fac Auth Seton Hall Univ Proj Rfdg (AMBAC Insd)              5.000      07/01/18           961,949
       2,000    New Jersey St Hsg & Mtg Fin Agy Multi-Family Hsg Rev Ser A (AMT)
                (AMBAC Insd)                                                                  5.550      05/01/27         2,082,060
       2,575    New Jersey St Hsg & Mtg Fin Agy Multi-Family Hsg Rev Ser F
                (FSA Insd) (a)                                                                5.050      05/01/13         2,692,497
         390    New Jersey St Tpk Auth Tpk Rev Ser C (MBIA Insd)                              6.500      01/01/16           457,868
         130    New Jersey St Tpk Auth Tpk Rev Ser C (Escrowed to Maturity) (MBIA Insd)       6.500      01/01/16           153,267
       1,880    New Jersey St Tpk Auth Tpk Rev Ser C (Escrowed to Maturity) (MBIA Insd)       6.500      01/01/16         2,212,140
       5,000    New Jersey St Tran Corp Ctf Sub Fed Tran Admin Gnt Ser A (FGIC Insd)          5.000      09/15/21         5,283,300
       1,825    New Jersey Wtr Supply Auth Rev Manasquan Reservoir Wtr Supply (MBIA Insd)     5.000      08/01/31         1,905,665
       2,000    Newark, NJ Hsg Auth Port Auth Newark Marine Terminal (MBIA Insd)              5.000      01/01/34         2,067,920
       2,000    Newark, NJ Hsg Auth Port Auth Newark Marine Terminal (MBIA Insd)              5.000      01/01/37         2,067,920
       1,900    North Bergen Twp, NJ (FSA Insd)                                                 *        08/15/09         1,677,244
       1,000    North Hudson Swr Auth NJ Swr Rev Ser A Rfdg (FGIC Insd)                       5.250      08/01/16         1,083,420
       1,000    North Hudson Swr Auth NJ Swr Rev Ser A Rfdg (FGIC Insd)                       5.250      08/01/17         1,079,530
       1,805    Ocean Twp, NJ Swr Auth Ser B Rfdg (FGIC Insd) (a)                             5.250      12/01/10         1,945,916
       1,000    Port Auth NY & NJ Cons 106th Ser (AMT)                                        5.625      07/01/08         1,017,780
       1,000    Port Auth NY & NJ Cons 132nd Ser                                              5.000      09/01/38         1,032,640
       2,000    Port Auth NY & NJ Cons 85th Ser (MBIA Insd)                                   5.375      03/01/28         2,293,620
       1,000    Rutgers St Univ of NJ Ser A Rfdg                                              6.400      05/01/13         1,124,300
       3,500    Tobacco Settlement Fin Corp NJ                                                6.000      06/01/37         3,700,375
       1,220    Tobacco Settlement Fin Corp NJ                                                6.125      06/01/42         1,298,043
       7,375    Union Cnty, NJ                                                                5.000      03/01/16         7,857,620
       1,775    Union Cnty, NJ Util Auth Sub Lease Ogden Martin Ser A (AMT) (AMBAC Insd)      5.350      06/01/23         1,842,503
       1,000    University Medicine & Dentistry Ser A (MBIA Insd)                             5.000      09/01/17         1,052,830
                                                                                                                       ------------
                                                                                                                        154,017,625
                                                                                                                       ------------

                PENNSYLVANIA    1.0%
       1,000    Delaware Riv Jt Toll Brdg Ser A (MBIA Insd)                                   5.000      07/01/25         1,056,480
                                                                                                                       ------------

                GUAM    2.5%
       1,230    Guam Intl Arpt Auth Rev Gen Ser B (MBIA Insd)                                 5.250      10/01/20         1,338,634
       1,250    Guam Pwr Auth Rev Ser A (AMBAC Insd)                                          5.125      10/01/29         1,315,962
                                                                                                                       ------------
                                                                                                                          2,654,596
                                                                                                                       ------------

                PUERTO RICO    8.2%
       2,000    Puerto Rico Comwlth Hwy & Tran Auth Hwy Rev Ser Y Rfdg (FSA Insd)             6.250      07/01/21         2,476,000

       2,000    Puerto Rico Comwlth Rfdg (FGIC Insd)                                          5.250      07/01/09         2,122,000
       1,800    Puerto Rico Pub Bldg Auth Rev Govt Fac Ser I (Comwth Gtd)                     5.250      07/01/33         1,875,708
       3,000    Puerto Rico Pub Bldg Auth Rev Gtd Conv Cap Apprec Ser D
                (AMBAC Insd) (b)                                                            0/5.450      07/01/30         2,354,760
                                                                                                                    ---------------
                                                                                                                          8,828,468
                                                                                                                    ---------------

                U. S. VIRGIN ISLANDS    3.0%
       2,000    Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt Ser A                  6.375      10/01/19         2,227,000
       1,000    Virgin Islands Pub Fin Auth Rev Sr Lien Fd Ln Ser A Rfdg (ACA Insd)           5.625      10/01/25         1,042,300
                                                                                                                    ---------------
                                                                                                                          3,269,300
                                                                                                                    ---------------

TOTAL LONG-TERM INVESTMENTS    157.8%
   (Cost $156,551,759)                                                                                                  169,826,469

SHORT-TERM INVESTMENTS    1.6%
   (Cost $1,700,000)                                                                                                      1,700,000
                                                                                                                    ---------------

TOTAL INVESTMENTS    159.4%
   (Cost $158,251,759)                                                                                                  171,526,469

OTHER ASSETS IN EXCESS OF LIABILITIES    1.1%                                                                             1,153,253

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)    (60.5%)                                                           (65,052,230)
                                                                                                                    ---------------

NET ASSETS APPLICABLE TO COMMON SHARES    100.0%                                                                       $107,627,492
                                                                                                                    ===============

                Percentages are calculated as a percentage of net assets
                applicable to common shares.
*               Zero coupon bond
(a)             The Trust owns 100% of the outstanding bond issuance.
(b)             Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.
ACA          -  American Capital Access
AMBAC        -  AMBAC Indemnity Corp.
AMT          -  Alternative Minimum Tax
Comwth Gtd   -  Commonwealth of Puerto Rico
FGIC         -  Financial Guaranty Insurance Co.
FNMA         -  Federal National Mortgage Association
FSA          -  Financial Security Assurance Inc.
LOC          -  Letter of Credit
MBIA         -  Municipal Bond Investors Assurance Corp.
Radian       -  Radian Asset Assurance

Item 2. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Trust For Investment Grade New Jersey Municipals

By: /s/ Ronald E. Robison
    ------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 22, 2006

By: /s/ Phillip G. Goff
    ------------------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: March 22, 2006